UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21881
Oppenheimer Rochester Minnesota Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2008

Item 1. Reports to Stockholders.
September 30, 2008 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND Oppenheimer RochesterTM Minnesota Municipal Fund Management Commentaries and Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements “After 25 years in the business of municipal fund management, I still don’t pretend to have seen it all. But, allowing tax-free yields to compound over time has clearly been a winning strategy for shareholders.” — Ronald H. Fielding, Chief Strategist, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Hospital/Health Care	24.1%
Tax Increment Financing	22.2
Single Family Housing	10.8
Adult Living Facilities	8.4
Marine/Aviation Facilities	7.6
Multifamily Housing	7.1
Electric Utilities	4.4
Industrial Conglomerates	3.4
Education	2.4
Energy Equipment & Services	2.2
Portfolio holdings are subject to change. Percentages are as of September 30, 2008, and are based on the total market value of investments.
Credit Allocation

AAA	11.9%
AA	8.2
A	8.5
BBB	49.1
BB or lower	22.3
Allocations are subject to change. Percentages are as of September 30, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 61.27% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
18 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Minnesota Municipal Fund.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/7/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 11/7/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/7/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
19 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the
20 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2008	September 30, 2008	September 30, 2008

Actual
Class A	$1,000.00	$947.80	$3.91
Class B	1,000.00	944.20	7.58
Class C	1,000.00	944.20	7.58

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.06	4.06
Class B	1,000.00	1,017.30	7.87
Class C	1,000.00	1,017.30	7.87
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2008 are as follows:

Class	Expense Ratios

Class A	0.80%
Class B	1.55
Class C	1.55
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
21 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
22 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—114.5%
Minnesota—111.7%
$50,000	Alexandria, MN Health Care Facilities (Board of Social Ministry)[1]	6.000%		07/01/2032	$48,235
25,000	Apple Valley, MN EDA (Evercare Senior Living)[1]	6.000		12/01/2025	21,801
40,000	Austin, MN GO1	5.000		10/01/2016	38,926
25,000	Austin, MN GO1	5.000		10/01/2018	23,634
430,000	Baytown, MN Township (St. Croix Preparatory Academy)[1]	7.000		08/01/2038	397,290
850,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500		03/01/2019	956,548
1,000,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500		09/01/2019	1,125,350
10,000	Bemidji, MN Health Care Facilities (North Country Health Services)[1]	5.000		09/01/2031	8,763
70,000	Brainerd, MN Health Care Facilities (Benedictine Health System)[1]	6.000		02/15/2020	68,401
20,000	Brooklyn Park, MN Economic Devel. Authority (Brooks Landing Apartments)[1]	5.600		07/01/2024	18,601
100,000	Burnsville, MN Multifamily (Coventry Court)[1]	5.950		09/20/2029	100,917
1,000,000	Chippewa County, MN Gross Revenue (Montevideo Hospital)[1]	5.500		03/01/2037	843,930
135,000	Cloguet, MN Pollution Control (Potlach Corp.)[1]	5.900		10/01/2026	119,054
1,000,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375		02/15/2032	774,500
200,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	165,152
5,000	Coon Rapids, MN Hsg. (Pine Point Apartments)[1]	6.125		05/01/2032	5,127
400,000	Cottage Grove, MN Senior Hsg.	6.000		12/01/2046	349,308
200,000	Cuyuna Range, MN Hospital District Health Facilities[1]	5.000		06/01/2029	163,776
200,000	Dakota County, MN Community Devel. Agency (Regent Burnsville)	6.000		07/01/2045	182,046
5,000	Douglas County, MN Alexandria Hsg. & Redevel. Authority (Windmill Ponds)	5.000	[2]	07/01/2015	4,519
10,000	Duluth, MN EDA (Benedictine Health System/St. Mary’s Duluth Clinic)[1]	5.250		02/15/2028	10,793
750,000	Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)[1]	5.875		11/01/2033	645,750
25,000	Eden Prairie, MN Multifamily Hsg. (Edendale Apartments)[1]	5.600		12/01/2032	24,704
250,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)[1]	5.200		10/01/2027	207,313
300,000	Falcon Heights, MN (Kaleidoscope Charter School)[1]	6.000		11/01/2037	246,120
50,000	Faribault, MN Hsg. & Redevel. Authority (Trails Edge Apartments)[1]	5.250		02/01/2028	41,632
F1 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$370,000	Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)[1]	5.500%	12/01/2029	$325,807
130,000	Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)[1]	5.700	10/01/2029	128,900
35,000	Harmony, MN Multifamily (Zedakah Foundation)[1]	5.950	09/01/2020	30,721
50,000	Hastings, MN Health Care Facility (Regina Medical Center)[1]	5.300	09/15/2028	40,200
90,000	Hayfield, MN GO1	5.000	02/01/2018	90,044
1,600,000	Hopkins, MN Hsg. and Redevel. Authority (Excelsior Crossings)[1]	5.050	02/01/2030	1,267,248
110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500	04/01/2023	91,928
180,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.650	12/01/2022	150,806
115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850	12/01/2029	101,805
10,000	Kilkenny, MN Water Authority	5.900	12/01/2009	10,071
500,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)[1]	5.700	09/01/2036	421,245
500,000	Lamberton, MN Solid Waste (Highwater Ethanol)[1]	8.500	12/01/2022	468,445
20,000	Litchfield, MN EDA (Hsg. Devel.)[1]	5.400	02/01/2012	20,036
100,000	Litchfield, MN EDA (Hsg. Devel.)[1]	5.500	02/01/2022	100,141
5,000	Maple Grove, MN GO1	5.000	02/01/2019	5,005
20,000	Maplewood, MN Multifamily Hsg. (Hazel Ridge)[1]	5.700	12/01/2032	19,998
1,170,000	Meeker County, MN (Memorial Hospital)[1]	5.750	11/01/2037	1,011,149
238,872	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.000	12/01/2038	191,547
1,359,547	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.250	12/01/2040	1,245,481
55,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	6.250	11/01/2030	54,091
120,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.250	01/01/2022	107,980
25,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission, Series A1	5.000	01/01/2028	23,161
75,000	Minneapolis, MN (Carechoice Member)[1]	5.875	04/01/2024	66,628
95,000	Minneapolis, MN (Sports Arena)[1]	5.125	10/01/2020	95,116
25,000	Minneapolis, MN (Sports Arena)[1]	5.400	07/01/2030	22,271
500,000	Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)	5.200	10/20/2048	411,915
15,000	Minneapolis, MN Community Devel. Agency[1]	5.875	06/01/2019	15,867
10,000	Minneapolis, MN Community Devel. Agency (Cord-Sets)[1]	5.500	06/01/2018	9,940
F2 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$115,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)[1]	6.200%	09/01/2029	$110,696
200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	152,166
20,000	Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)	5.750	10/20/2042	17,936
35,000	Minneapolis, MN Multifamily Hsg. (Riverside Plaza)[1]	5.100	12/20/2018	33,496
190,000	Minneapolis, MN Multifamily Hsg. (Riverside Plaza)[1]	5.200	12/20/2030	164,352
15,000	Minneapolis, MN Sports Arena[1]	5.100	10/01/2013	15,024
100,000	Minneapolis, MN Sports Arena[1]	5.100	04/01/2014	100,163
250,000	Minneapolis, MN Supported Devel. (Common Bond Fund)[1]	5.000	06/01/2028	207,345
600,000	Minneapolis, MN Tax Increment (Grant Park)[1]	5.200	02/01/2022	528,540
1,750,000	Minneapolis, MN Tax Increment (Grant Park)[1]	5.350	02/01/2030	1,435,700
500,000	Minneapolis, MN Tax Increment (Ivy Tower)[1]	5.500	02/01/2022	439,555
250,000	Minneapolis, MN Tax Increment (St. Anthony Falls)[1]	5.750	02/01/2027	218,205
635,000	Minneapolis, MN Tax Increment (Unocal Site)[1]	5.400	02/01/2031	497,173
5,000	Minneota, MN Hsg. Facilities (Madison Ave. Apartments)	5.750	04/01/2019	4,586
40,000	Minnetonka, MN Multifamily Hsg. (Cedar Hills East/Cedar Hills West)[1]	5.900	10/20/2019	40,387
200,000	MN Agricultural & Economic Devel. Board[1]	7.250	08/01/2020	202,206
5,000	MN Agricultural & Economic Devel. Board (Benedictine Health System)[1]	5.000	02/15/2023	5,217
155,000	MN Agricultural & Economic Devel. Board (Fairview Health Services)[1]	6.375	11/15/2022	157,767
90,000	MN Agricultural & Economic Devel. Board (Fairview Health Services)[1]	6.375	11/15/2029	91,094
15,000	MN HEFA (Gustavus Adolphus College)[1]	5.250	10/01/2009	15,032
45,000	MN HEFA (University of St. Thomas)[1]	5.250	10/01/2034	41,471
60,000	MN HFA (Rental Hsg.)[1]	5.200	08/01/2029	52,270
135,000	MN HFA (Rental Hsg.)[1]	5.875	08/01/2028	127,013
10,000	MN HFA (Rental Hsg.)[1]	6.000	02/01/2022	10,109
25,000	MN HFA (Rental Hsg.)[1]	6.125	08/01/2021	25,021
15,000	MN HFA (Rental Hsg.)[1]	6.150	08/01/2025	14,782
250,000	MN HFA (Residential Hsg.)[1]	5.100	07/01/2031	212,365
25,000	MN HFA (Residential Hsg.)[1]	5.350	07/01/2033	21,842
30,000	MN HFA (Single Family Mtg.)[1]	5.150	07/01/2019	29,512
10,000	MN HFA (Single Family Mtg.)[1]	5.200	07/01/2013	10,035
135,000	MN HFA (Single Family Mtg.)[1]	5.400	01/01/2025	123,572
10,000	MN HFA (Single Family Mtg.)[1]	5.550	07/01/2013	10,082
460,000	MN HFA (Single Family Mtg.)[1]	5.600	07/01/2013	466,307
F3 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$30,000	MN HFA (Single Family Mtg.)[1]	5.600%	07/01/2022	$30,293
25,000	MN HFA (Single Family Mtg.)[1]	5.650	07/01/2031	25,263
5,000	MN HFA (Single Family Mtg.)[1]	5.650	07/01/2031	5,049
5,000	MN HFA (Single Family Mtg.)[1]	5.750	01/01/2026	4,728
10,000	MN HFA (Single Family Mtg.)[1]	5.850	07/01/2019	10,116
20,000	MN HFA (Single Family Mtg.)[1]	5.875	01/01/2017	20,610
680,000	MN HFA (Single Family Mtg.)[1]	5.900	07/01/2025	694,729
10,000	MN HFA (Single Family Mtg.)[1]	5.950	01/01/2017	10,116
10,000	MN HFA (Single Family Mtg.)[1]	6.100	07/01/2030	10,215
305,000	MN HFA (Single Family Mtg.)[1]	6.250	07/01/2026	307,272
15,000	MN Public Facilities Authority Water Pollution[1]	5.000	03/01/2015	15,020
860,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)[1]	5.000	04/01/2017	771,540
1,410,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)[1]	5.200	04/01/2027	1,160,345
200,000	Moorhead, MN EDA (Eventide)[1]	5.150	06/01/2029	160,392
20,000	Moorhead, MN Public Utility[1]	5.100	11/01/2017	20,029
55,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)[1]	5.875	03/01/2029	47,341
500,000	North Branch, MN Electric System[1]	5.750	08/01/2028	462,670
500,000	North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)[1]	6.000	10/01/2033	447,285
40,000	Northfield, MN Senior Hsg. (Northfield Manor)[1]	6.000	07/01/2033	32,902
110,000	Olmstead County, MN Health Care Facilities (Olmsted Medical Group)[1]	5.450	07/01/2013	108,804
300,000	Otter Tail County, MN GO1	7.500	11/01/2019	244,782
100,000	Park Rapids, MN Health Facilities (Mankato Lutheran Homes)[1]	5.600	08/01/2036	79,274
100,000	Pine City, MN Health Care & Hsg. (North Branch)	6.125	10/20/2047	84,433
100,000	Plymouth, MN Health Facilities (HealthSpan Health System/North Memorial Medical Center Obligated Group)[1]	6.125	06/01/2024	100,177
65,000	Plymouth, MN Health Facilities (HealthSpan Health System/North Memorial Medical Center Obligated Group)[1]	6.250	06/01/2016	65,224
125,000	Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)	5.750	08/01/2041	107,833
25,000	Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)[1]	5.625	07/01/2016	24,835
2,000,000	Redwood Falls, MN (Redwood Area Hospital)[1]	5.125	12/01/2036	1,582,060
200,000	Sartell, MN Health Care & Hsg. Facilities (The Foundation for Health Care Continuums)[1]	6.625	09/01/2029	191,938
25,000	Slayton, MN Tax Increment, Series B1	5.350	02/01/2013	25,025
F4 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$500,000	South St. Paul, MN Hsg. & Redevel. Authority (Airport)[1]	5.125%	09/01/2029	$431,675
25,000	South Washington County, MN Independent School District No. 833 COP[1]	5.250	12/01/2014	24,998
1,000,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.000	02/01/2031	752,800
750,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625	02/01/2031	616,073
5,000	St. Cloud, MN Hospital Facilities (St. Cloud Hospital)[1]	5.000	07/01/2015	5,006
40,000	St. Cloud, MN Hospital Facilities (St. Cloud Hospital)[1]	5.000	07/01/2015	40,046
15,000	St. Cloud, MN Hospital Facilities (St. Cloud Hospital)[1]	5.000	07/01/2020	14,412
10,000	St. Paul, MN GO1	5.000	12/01/2018	10,011
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (559 Capital Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)[1]	5.700	11/01/2015	999,480
400,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000	09/15/2037	362,164
50,000	St. Paul, MN Hsg. & Redevel. Authority (District Cooling St. Paul)[1]	5.350	03/01/2018	50,058
302,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	274,521
210,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast Obligated Group)[1]	6.000	11/15/2035	194,668
1,405,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast)[1]	6.000	11/15/2025	1,326,025
150,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	124,886
750,000	St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)	5.500	09/20/2044	660,188
50,000	St. Paul, MN Hsg. & Redevel. Authority (U.S. Bank Operations Center)[1]	6.750	02/01/2028	48,245
5,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)[1]	5.200	05/15/2013	5,007
25,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)[1]	5.250	05/15/2018	23,947
35,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)[1]	5.300	05/15/2028	30,552
100,000	St. Paul, MN Independent School District No. 625 COP[1]	6.375	02/01/2013	100,269
100,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	84,780
200,000	Stillwater, MN Multifamily (Orleans Homes)	5.500	02/01/2042	153,176
10,000	University of Minnesota[1]	6.200	09/01/2012	10,122
25,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities[1]	5.375	10/01/2030	21,190
115,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)[1]	5.375	11/15/2018	108,199
F5 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Minnesota Continued
$15,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)[1]	5.375%		11/15/2018	$14,070
130,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)[1]	5.500		11/15/2027	114,709

					32,152,334

U.S. Possessions—2.8%
6,778,000	Guam Tobacco Settlement Economic Devel. &
	Commerce Authority (TASC)	7.250	[3]	06/01/2057	105,398
90,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	78,035
11,200,000	Puerto Rico Children’s Trust Fund (TASC)	6.626	[3]	05/15/2050	402,864
240,000	Puerto Rico IMEPCF (American Airlines)[1]	6.450		12/01/2025	124,726
5,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	4,780
160,000	Puerto Rico Port Authority (American Airlines), Series A1	6.250		06/01/2026	79,955

					795,758

Total Investments, at Value (Cost $37,377,775)—114.5%					32,948,092
Liabilities in Excess of Other Assets—(14.5)					(4,162,996)

Net Assets—100.0%					$28,785,096

F6 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Zero coupon bond reflects effective yield on the date of purchase.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of September 30, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	32,948,092	—
Level 3—Significant Unobservable Inputs	—	—

Total	$32,948,092	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

BCH	Bethany Covenant Home
BLMC	Bethesda Lutheran Medical Center
CAH	Colonial Acres Home
COP	Certificates of Participation
CRC	Covenant Retirement Communities
DRH	D.R. Hospital
ECH	Ebenezer Covenant Home
EDA	Economic Devel. Authority
GO	General Obligation
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HFA	Housing Finance Agency/Authority
HSJH	HealthEast St. Joseph’s Hospital
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC	Tobacco Settlement Asset-Backed Bonds
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2008

Assets
Investments, at value (cost $37,377,775)—see accompanying statement of investments	$32,948,092
Receivables and other assets:
Interest	532,716
Investments sold	1,527
Due from Manager	200
Shares of beneficial interest sold	14
Other	4,660

Total assets	33,487,209

Liabilities
Bank overdraft	480,980
Payables and other liabilities:
Payable on borrowings (See Note 5)	4,000,000
Shares of beneficial interest redeemed	144,289
Dividends	26,881
Interest expense on borrowings	10,721
Distribution and service plan fees	9,921
Shareholder communications	6,605
Trustees’ compensation	938
Transfer and shareholder servicing agent fees	866
Other	20,912

Total liabilities	4,702,113

Net Assets	$28,785,096

Composition of Net Assets
Par value of shares of beneficial interest	$2,518
Additional paid-in capital	33,074,575
Accumulated net investment income	279,252
Accumulated net realized loss on investments	(141,566)
Net unrealized depreciation on investments	(4,429,683)

Net Assets	$28,785,096

F8 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $25,815,310 and 2,258,309 shares of beneficial interest outstanding)	$11.43
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$12.00

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $687,015 and 60,147 shares of beneficial interest outstanding)	$11.42

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,282,771 and 199,878 shares of beneficial interest outstanding)	$11.42
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2008

Investment Income

Interest	$938,175

Expenses

Management fees	79,097
Distribution and service plan fees:
Class A	14,934
Class B	3,257
Class C	12,352
Transfer and shareholder servicing agent fees:
Class A	3,486
Class B	322
Class C	879
Shareholder communications:
Class A	12,747
Class B	315
Class C	1,605
Interest expense on borrowings	49,377
Legal, auditing and other professional fees	18,951
Borrowing fees	10,496
Registration and filing fees	1,949
Insurance expenses	616
Trustees’ compensation	357
Custodian fees and expenses	313
Other	388

Total expenses	211,441
Less waivers and reimbursements of expenses	(84,255)

Net expenses	127,186

Net Investment Income	810,989

Realized and Unrealized Gain (Loss)

Net realized gain on investments	26,742
Net change in unrealized depreciation on investments	(2,502,199)

Net Decrease in Net Assets Resulting from Operations	$(1,664,468)

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2008	March 31,
	(Unaudited)	2008
Operations

Net investment income	$810,989	$970,172
Net realized gain (loss)	26,742	(167,715)
Net change in unrealized depreciation	(2,502,199)	(1,966,037)

Net decrease in net assets resulting from operations	(1,664,468)	(1,163,580)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(666,934)	(751,540)
Class B	(14,558)	(15,078)
Class C	(54,933)	(44,614)

	(736,425)	(811,232)

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A	5,048,032	16,884,636
Class B	196,654	374,259
Class C	223,040	2,222,928

	5,467,726	19,481,823

Net Assets

Total increase	3,066,833	17,507,011
Beginning of period	25,718,263	8,211,252

End of period (including accumulated net investment income of $279,252 and $204,688, respectively)	$28,785,096	$25,718,263

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2008

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(1,664,468)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(8,677,490)
Proceeds from disposition of investment securities	1,305,309
Short-term investment securities, net	664,013
Premium amortization	45,014
Discount accretion	(33,190)
Net realized gain on investments	(26,742)
Net change in unrealized depreciation on investments	2,502,199
Increase in interest receivable	(139,207)
Decrease in receivable for securities sold	41,213
Increase in other assets	(3,972)
Decrease in payable for securities purchased	(1,521,319)
Increase in payable for accrued expenses	13,014

Net cash used in operating activities	(7,495,626)

Cash Flows from Financing Activities
Proceeds from bank borrowings	8,900,000
Payments on bank borrowings	(7,000,000)
Proceeds from shares sold	6,396,063
Proceeds from bank overdraft	480,980
Payment on shares redeemed	(965,449)
Cash distributions paid	(432,205)

Net cash provided by financing activities	7,379,389

Net decrease in cash	(116,237)
Cash, beginning balance	116,237

Cash, ending balance	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $300,454.
Cash paid for interest on bank borrowings—$41,404.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class A	(Unaudited)	2008	2007[1]
Per Share Operating Data

Net asset value, beginning of period	$12.38	$13.79	$13.60

Income (loss) from investment operations:
Net investment income[2]	.35	.74	.30
Net realized and unrealized gain (loss)	(.98)	(1.53)	.09

Total from investment operations	(.63)	(.79)	.39

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.62)	(.20)

Net asset value, end of period	$11.43	$12.38	$13.79

Total Return, at Net Asset Value[3]	(5.22)%	(5.89)%	2.85%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$25,815	$22,915	$7,832

Average net assets (in thousands)	$25,657	$15,737	$6,330

Ratios to average net assets:[4]
Net investment income	5.70%	5.70%	5.53%
Total expenses	1.36%	2.21%	3.44%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.80%	0.80%

Portfolio turnover rate	5%	33%	0%

1.	For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class B	(Unaudited)	2008	2007[1]
Per Share Operating Data

Net asset value, beginning of period	$12.37	$13.78	$13.60

Income (loss) from investment operations:
Net investment income[2]	.31	.64	.26
Net realized and unrealized gain (loss)	(.99)	(1.53)	.08

Total from investment operations	(.68)	(.89)	.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.52)	(.16)

Net asset value, end of period	$11.42	$12.37	$13.78

Total Return, at Net Asset Value[3]	(5.58)%	(6.60)%	2.48%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$687	$547	$215

Average net assets (in thousands)	$652	$373	$95

Ratios to average net assets:[4]
Net investment income	4.97%	4.95%	4.75%
Total expenses	2.32%	3.32%	8.87%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.55%	1.55%

Portfolio turnover rate	5%	33%	0%

1.	For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class C	(Unaudited)	2008	2007[1]
Per Share Operating Data

Net asset value, beginning of period	$12.37	$13.78	$13.60

Income (loss) from investment operations:
Net investment income[2]	.31	.63	.26
Net realized and unrealized gain (loss)	(.99)	(1.53)	.08

Total from investment operations	(.68)	(.90)	.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.51)	(.16)

Net asset value, end of period	$11.42	$12.37	$13.78

Total Return, at Net Asset Value[3]	(5.58)%	(6.64)%	2.47%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$2,283	$2,256	$164

Average net assets (in thousands)	$2,471	$1,119	$77

Ratios to average net assets:[4]
Net investment income	4.94%	4.87%	4.75%
Total expenses	2.31%	3.18%	9.87%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.55%	1.55%

Portfolio turnover rate	5%	33%	0%

1.	For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Minnesota Municipal Fund (the “Fund”), is a registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Minnesota State income taxes for individual investors as is consistent with preservation of capital. The Funds’ investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to
F16 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F17 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2008, the Fund had available for federal income tax purposes post-October losses of $76,747 and unused capital loss carryforward as follows:

Expiring

2016	$91,561
As of September 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $141,566 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2008, it is estimated that the Fund will utilize $26,742 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and
F18 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$37,377,775

Gross unrealized appreciation	$24,230
Gross unrealized depreciation	(4,453,913)

Net unrealized depreciation	$(4,429,683)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$111
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2008	652
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
F19 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	460,800	$5,699,254	1,389,631	$18,230,315
Dividends and/or distributions reinvested	20,961	255,590	16,712	215,755
Redeemed	(74,111)	(906,812)	(123,431)	(1,561,434)

Net increase	407,650	$5,048,032	1,282,912	$16,884,636

F20 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Class B
Sold	15,104	$186,417	27,902	$365,701
Dividends and/or distributions reinvested	840	10,237	728	9,369
Redeemed	—	—	(62)	(811)

Net increase	15,944	$196,654	28,568	$374,259

Class C
Sold	30,561	$379,339	188,678	$2,469,227
Dividends and/or distributions reinvested	2,837	34,627	2,360	30,335
Redeemed	(15,874)	(190,926)	(20,598)	(276,634)

Net increase	17,524	$223,040	170,440	$2,222,928

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$8,677,490	$1,305,309
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2008, the Fund paid $4,433 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B and Class C shares were $16,165 and $26,815, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2008	$15,118	$—	$—	$132
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Funds’ investments in inverse floaters, will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any
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time without shareholder notice. During the six months ended September 30, 2008, the Manager reimbursed $72,293, $2,507, and $9,455 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9074% as of September 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9074%. Details of the borrowings for the six months ended September 30, 2008 are as follows:

Average Daily Loan Balance	$3,469,945
Average Daily Interest Rate	2.815%
Fees Paid	$8,806
Interest Paid	$41,404
6. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Recent Accounting Pronouncement Continued
derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
23 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s Rochester investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Minnesota municipal debt funds advised by other investment advisers. The Board noted that the Fund’s one-year and since inception performance were below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other Minnesota municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses (excluding expenses attributable to inverse floaters) will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any time without notice to shareholders. The Board noted
24 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

that the Fund’s actual management fees and total expenses were lower than its peer group median and its contractual management fees were equal to its peer group median. The Board considered that the total expenses include inverse floater expenses, which is shown as an expense for accounting purposes and is not an expense paid out by the fund.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
25 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
26 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
      a) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to semiannual reports.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	11/11/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	11/11/2008

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/11/2008